REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Schedule of significant changes in deferred revenues
Six months ended June 30, 2023

Balance, beginning of the period	$14,888
New unsatisfied performance obligations	3,099
Reclassification to revenue as a result of satisfying performance obligations	(2,713)

Balance, end of the period	15,274
Less: long-term portion of deferred revenue	12,170
Current portion, end of period	$3,104

Schedule of remaining performance obligations
	2024	2025 and thereafter
Unsatisfied performance obligations	$670	$11,500